Fair Value Measurements - Schedule of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value at Issuance Date and on Recurring Basis (Details) - Fair Value, Recurring - USD ($)
$ in Thousands
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 23,749	$ 30,582	$ 4,925
Total Liabilities	531	5,943
Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	531	5,943
Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	23,749	30,582	4,925
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	93,155	68,520	2,551
Level 3 | Legacy Allurion Common Stock Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	71	821
Level 3 | Public Offering Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	5,970
Level 3 | Revenue Interest Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	38,500	36,200
Level 3 | PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	9,850	5,600
Level 3 | Earn-out Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	1,850	23,990
Level 3 | RTW Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	36,090
Level 3 | Term Loan Derivative Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		1,895
Level 3 | Success Fee Derivative Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	14	14	180
Level 3 | Legacy Allurion Series C Common Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			340
Level 3 | Legacy Allurion Series B Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			303
Level 3 | Legacy Allurion Series A-1 Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			82
Level 3 | Other Common Stock Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			255
Level 3 | Legacy Allurion Series C Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			684
Level 3 | Legacy Allurion Series D-1 Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			707
Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	810
Total Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	23,749	30,582	4,925
Total Liabilities	93,686	74,463	2,551
Total Carrying Value | Legacy Allurion Common Stock Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	71	821
Total Carrying Value | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	531	5,943
Total Carrying Value | Public Offering Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	5,970
Total Carrying Value | Revenue Interest Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	38,500	36,200
Total Carrying Value | PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	9,850	5,600
Total Carrying Value | Earn-out Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	1,850	23,990
Total Carrying Value | RTW Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	36,090
Total Carrying Value | Term Loan Derivative Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		1,895
Total Carrying Value | Success Fee Derivative Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	14	14	180
Total Carrying Value | Legacy Allurion Series C Common Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			340
Total Carrying Value | Legacy Allurion Series B Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			303
Total Carrying Value | Legacy Allurion Series A-1 Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			82
Total Carrying Value | Other Common Stock Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			255
Total Carrying Value | Legacy Allurion Series C Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			684
Total Carrying Value | Legacy Allurion Series D-1 Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			707
Total Carrying Value | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	23,749	$ 30,582	$ 4,925
Total Carrying Value | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	$ 810